Virtus Emerging Markets Small-Cap Fund,

a series of Virtus Opportunities Trust

Supplement dated May 30, 2014 to the Summary Prospectus

and Statutory Prospectus dated January 28, 2014

Important Notice to Investors

The disclosure under “Portfolio Management” in the fund’s summary prospectus and summary section of the statutory prospectus is hereby corrected and replaced with the following:

➢	James Fletcher, CFA, Research Analyst at Kayne. Mr. Fletcher has served as a Portfolio Manager of the fund since inception in December 2013.
➢	Craig Thrasher, CFA, Research Analyst at Kayne. Mr. Thrasher has served as a Portfolio Manager of the fund since inception in December 2013.

Investors should retain this supplement with

the Prospectuses for future reference.

VOT 8020/EMSmall-Cap PMs (5/2014)